Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current
Prepayments	$ 9,590	$ 10,101
Investment in finance leases	9,162	8,267
Contract assets	24,916	18,958
Total current	43,668	37,326	[1]	$ 16,844	[1]
Non-current
Investment in finance leases	43,996	51,638
Right-of-use assets	25,386	35,313		68,019
Contract assets	37,597	48,288
Other assets	31,268	50,282
Total non-current	$ 138,247	$ 185,521	[1]	$ 218,813	[1]

[1]	See Note 2i for further details.